Stockholders' Equity (Deficit) and Mezzanine Equity - Preferred Stock (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 28, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Redeemable Preferred Stock - Mezzanine Equity
Preferred Series P issuance, net of issuance costs (in shares)		1,100,000
Preferred Series P Issuance, net of issuance costs | $		$ 10,925
Preferred stock, par value, (per share) | $ / shares		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series P convertible preferred shares
Redeemable Preferred Stock - Mezzanine Equity
Preferred Series P issuance, net of issuance costs (in shares)	1,100,000
Preferred Series P Issuance, net of issuance costs | $	$ 11,000
Preferred stock, par value, (per share) | $ / shares		$ 0.0001
Conversion ratio		0.97